Intangible asset (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cost
Begining Balance	¥ 0
Additions	9
Ending Balance	9	¥ 0
Accumulated amortization
Begining Balance	0
Amortization	2
Ending Balance	2
Intangible asset, net	¥ 7	¥ 9